Income taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax
Theoretical tax benefit	$ (6,409)	$ (19,123)	$ (15,640)
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	3,498	16,187	13,598
Effect of entities with different tax rates	48	125	125
Non-deductible expenses, net	4,368	3,442	2,439
Income in zero tax rate	0	(67)	0
Change in tax reserve for uncertain tax positions	145	12	101
Other	(143)	(60)	358
Total provision for income taxes	$ 1,507	$ 516	$ 981
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(12.00%)	(20.00%)	(20.00%)
Effect of entities with different tax rates	0.00%	0.00%	0.00%
Non-deductible expenses, net	(16.00%)	(4.00%)	(4.00%)
Income in zero tax rate	0.00%	0.00%	0.00%
Change in tax reserve for uncertain tax positions	(1.00%)	0.00%	0.00%
Other	1.00%	0.00%	(1.00%)
Total effective income taxes	(5.00%)	(1.00%)	(2.00%)